Sale of businesses - Narrative (Details) - 6 months ended Dec. 31, 2019 £ in Millions, $ in Millions	GBP (£)	USD ($)
Disposal group, disposed of by sale, not discontinued operations | Portfolio of 19 brands
Disclosure of business disposal [line items]
Aggregate consideration	£ 435	$ 550